Condensed Consolidated Statements of Comprehensive Loss - USD ($) $ in Thousands	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2021	Sep. 30, 2020	Sep. 30, 2021	Sep. 30, 2020	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Statement of Comprehensive Income [Abstract]
Net loss	$ (84,536)	$ (10,359)	$ (97,933)	$ (48,983)	$ (57,485)	$ (51,714)	$ (64,677)
Other comprehensive income (loss), net of tax:
Foreign currency translation adjustments	(62)	113	(33)	(27)	148	117	(12)
Unrealized gain (loss) on available-for-sale securities	0	(104)	0	(64)	(64)	71	23
Other comprehensive income (loss)	(62)	9	(33)	(91)	84	188	11
Comprehensive loss	$ (84,598)	$ (10,350)	$ (97,966)	$ (49,074)	$ (57,401)	$ (51,526)	$ (64,666)